UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

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FORM N-CSRS

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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-04938

THE EHRENKRANTZ TRUST

(Exact name of registrant as specified in charter)

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410 Park Ave., 7th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Joan King, Vice President

410 Park Ave., 7th Floor

New York, NY 10022

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-813-1117

DATE OF FISCAL YEAR END: DECEMBER 31, 2003

DATE OF REPORTING PERIOD: JUNE 30, 2004

ITEM 1. REPORTS TO SHAREHOLDERS

THE EHRENKRANTZ TRUST

SEMI-ANNUAL REPORT TO SHAREHOLDERS

FOR THE PERIOD ENDING

JUNE 30, 2004

THE EHRENKRANTZ GROWTH FUND

PORTFOLIO OF INVESTMENTS

JUNE 30, 2004

COMMON STOCKS-93.64% Shares Value

COMMUNICATIONS-24.75%

*Charter Communications, Inc. 28,000 $ 109,760

*Nortel Networks, Inc. 40,000 199,600

*Young Broadcasting, Inc. 4,400 57,860

367,220

ELECTRIC AND GAS-0.00%

*Touch America Holdings, Inc. 20,000 120

ELECTRONICS-10.44%

*Sun Microsystems, Inc. 10,000 43,400

*Vishay Intertechnology, Inc. 6,000 111,480

154,880

MANUFACTURING-17.67%

*Corning, Inc. 20,000 261,200

PHARMACEUTICALS-19.10%

Bristol Myers Squibb Co 3,000 73,500

Pfizer, Inc. 3,000 102,840

Schering Plough Corporation 5,000 92,400

*Sirna Therapeutics, Inc. 5,000 14,700

283,440

RETAIL-12.20%

Walgreen Company 5,000 181,050

TELECOMMUNICATIONS-9.48%

*The Directv Group 8,232 140,767

Total value of investments (Cost $2,258,929) 1,388,677

Excess of cash and other assets over liabilities 94,813

NET ASSETS $ 1,483,490

============

* Non-income producing securities

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2004

ASSETS

Investments in securities, at value

(identified cost $2,258,929) (Note 1) $ 1,388,677

Cash and cash equivalents 102,181

Receivables:

Dividends and interest 932

Total Assets 1,491,790

LIABILITIES

Accrued expenses 8,300

Net Assets $ 1,483,490

===========

Net assets consist of:

Unrealized depreciation on investments $(870,252)

Accumulated net gain on investment

transactions 21,188

Undistributed net income (135,721)

Paid in Capital 2,468,275

Total $ 1,483,490

===========

Net Asset Value, Offering and Redemption Price

Per Share (343,908 shares of no par value

capital stock outstanding; an unlimited

number of shares are authorized) $ 4.31

========

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ending June 30, 2004

Investment Income:

Income

Dividends $ 3,681

Interest 295

Other Income 204

Investment income $ 4,180

Expenses:

Investment advisory fee (Note 3) 3,029

Professional fees 19,428

Custodian fees 515

Shareholder servicing and

Fund accounting fees 14,858

Trustee meetings 2,351

Bond expense 3,339

43,520

Net investment income (39,340)

Net Realized and Unrealized Gains and

Losses on Investments: (Note 2)

Realized gains from investment trans-

actions during the period 16,650

Increase in unrealized depreciation of

investments during current

period (4,488)

Net realized and unrealized gain 12,162

Net Decrease in Net Assets Resulting from

Operations $(27,178)

============

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

Six Months

Ended Year Ended

06/30/04 12/31/03

Increase (Decrease) in Net Assets

from Operations

Net investment income $(39,340) $(40,118)

Net realized gain/loss on

investment transactions 16,650 0

Net change in unrealized

appreciation on investments (4,488) 609,368

Increase/(decrease) in net assets

resulting from operations (27,178) (569,250)

Distributions to shareholders:

Net investment income 0 0

Net realized gain on investments 0 0

0 0

CAPITAL SHARE TRANSACTIONS (Note 4):

Increase (decrease) in net assets

resulting from capital share

transactions (52,147) (1,159,883)

Total increase (decrease) in

net assets (79,325) (590,633)

NET ASSETS

Beginning of Period 1,562,815 2,153,448

End of Period (including

undistributed net investment

and operating income of

$(135,721) and $(96,381)

respectively $ 1,483,995 $ 1,562,815

=========== ===========

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

Notes to Financial Statements

For the Six Months Ending June 30,2004

1. Significant accounting policies.

The Ehrenkrantz Trust was organized on December 9, 1986 under the laws of the commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts Business Trust" with the authority to issue an unlimited number of shares of beneficial interest of separate series, without par value. At present, the Trust consists of the Ehrenkrantz Growth Fund (the "Fund"), an open-ended, diversified, management investment company registered under the Investment Company Act of 1040, as amended. Its officers under the direction of the Fund's Trustees manage the Fund's business and affairs. The Fund's investment objective is to seek long-term capital appreciation for shareholders.

2. Significant accounting policies. The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

Security Valuation.

Securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are stated at fair value on the basis of valuations furnished by a pricing service approved by the Trustees. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments held by the Fund that mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

Security transactions and related investment income.

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from the sale of securities are calculated on the identified cost basis.

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

Notes to Financial Statements

For the Six Months Ending June 30, 2004

Significant accounting policies (continued):

Federal income taxes.

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and long-term capital gains to its shareholders. Therefore, federal income tax provisions are not reflected in the financial statements. The tax basis of assets owned by the Fund are equal to the asset's cost basis.

Dividends and distributions to shareholders.

The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

Use of estimates.

The preparation of financial statements in conformity with general accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

3. Investment advisory agreement.

The Ehrenkrantz Growth Fund has entered into an investment advisory agreement (the "Agreement") with KN Asset Management, Inc. ("Advisor"). Under the terms of the Agreement, the Advisor provides the Fund with investment advice and supervises the Fund's management and investment programs pursuant to the direction of the Trustees. As compensation for services rendered, the Fund pays the Advisor a fee accrued daily and paid monthly based at the annual rate of 1% of the Fund's average daily net assets. During the period of this report the Advisor accrued $7,780 in advisory fees of which $4,751 were waived by the Advisor. The Fund has accrued $3,291 in unpaid advisory fees.

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

Notes to Financial Statements

For the Six Months Ending June 30, 2004

Investment advisory agreement (continued):

To the extent consistent with applicable law, statute, and regulations, the Trust's Board of Directors determines that portfolio transactions would be executed primarily with the Advisor.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

4. Investment transactions.

Unrealized appreciation at

June 30, 2004 $ 32,728

Unrealized depreciation at

June 30, 2004 (902,977)

Net depreciation $ (870,252)

During the six months ended June 30, 2004, the Fund sold $152,483 in securities, excluding short-term investments.

5. Trust Shares.

Transactions in trust shares were as follows:

Six Months

Ended Year Ended

6/30/04 12/31/03

Shares Amount Shares Amount

Shares sold 0 $ 0 $ 0

Shares issued from

investment of

dividends 0 0 0 $ 0

Shares repurchased (11,050) (52,147) (393,626) (1,159,883)

Net Change (11,050) $(52,147) (393,626) $(1,159,883)

========== =========== ========= ==========

Shares outstanding:

Beginning of year 354,958 748,584

End of period 343,908 354,958

The accompanying notes are an integral part of the financial statements.

THE EHRENKRANTZ GROWTH FUND

FINANCIAL HIGHLIGHTS

The following table presents information about the Fund's financial history. It is based upon a single share outstanding throughout the calendar year.

Year Ended_________________________________________

6 mos.

2004 2003 2002 2001 2000

Net asset value,

beginning of year $4.40$ 2.88 $ 3.90 $4.46 $6.26

Income (loss) for

investment Operations:

Net investment

income (loss) (0.12) (0.07) (0.08) 0.01 0.06

Net gains(losses)

on securities

(both realized and

unrealized) 0.03 1.59 (0.94) (0.57) 0.06

Total investment

operations (0.09) 1.52 (1.02) (0.56) 0.12

Less distributions:

Dividends (from net

investment income) - - - - 0.08

Distributions (from

capital gains) - - - - 1.84

Return of capital - - - - -

Total dividends and

distributions (0.00) (0.00) (0.00) (0.00) (1.92)

Net asset value,

end of year $4.31 $4.40 $ 2.88 $3.90 $4.46

====================================================================

Total return (2.1)% 52.8% (26.2)% 12.6% 1.9%

Net assets,

end of period (in

thousands) 1,484 1,563 2,153 3,798 3,611

Ratio of expenses to

average net assets1 5.7% 3.8% 3.5% 2.9% 2.4%

Ratio of net income

(loss) to average net

assets1 (5.2)% (2.2)% (2.3)% 0.1% 1.4%

Portfolio turnover

rate 10.0% 0.0% 22.0% 147% 455%

The accompanying notes are an integral part of the financial statements.

_________________

1 Annualized

STOCK PERFORMANCE GRAPH

The following graph compares the cumulative total stockholder return on the Fund's Common Stock (consisting solely of stock price performance) for the last ten years with the cumulative total return (including the reinvestment of all dividends) of (i) Standard & Poor's 500 Stock index and (ii) the Wilshire 5000 Total Market Index. There can be no assurance that the performance of the Fund will continue into the future with the same or similar trends depicted in the graph below.

1994 1995 1996 1997 1998 1999 2000 2001 2002 2003

Ehrenkrantz Trust 10,093 11,708 12,160 13,185 13,805 17,037 17,361 15,174 11,198 17,111

S&P 500 11,108 14,897 18,152 24,254 30,607 34,277 30,815 27,549 21,461 27,123

Wilshire 5000 9,850 13,141 15,623 20,185 22,826 29,977 32,268 28,671 22,340 28,864

Assumes $10,000 invested on January 1, 1994 in each of (i) the Fund's stock; (ii) the S&P 500 Composite Stock index and (iii) the Wilshire 5000 Total Market Index.

Roy G. Hale

Certified Public Accountant

PO Box 2634

LaPlata, MD 20646

301-826-4602

Shareholders and Board of Directors

The Ehrenkrantz Trust

New York, New York

In planning and performing my audit of the financial statements of The Ehrenkrantz Growth Fund for the year ended June 30, 2004, I considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing my opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

The management of the Ehrenkrantz Growth Fund is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of control. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with accounting principles generally accepted in the United States of America. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

Because of inherent limitations in any internal control structure, error or fraud may occur and may not be detected. Also, projection of any evaluation of the system to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

My consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, I noted no matters involving internal control and its operation, including controls for safeguarding securities, that I consider to be material weeknesses as defined above as of June 30, 2004.

This report is intended solely for information and use of management and the Board of Directors of The Ehrenkrantz Growth Fund and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than esese specified parties.

/s/ Roy G. Hale

Certified Public Account

July 25, 2004

LaPlata, Maryland

Roy G. HaleCertified Public AccountantPO Box 2634La Plata, MD 20646301-870-3374Shareholders and Board of DirectorsThe Ehrenkrantz Growth Fund

New York, NY

ACCOUNTANT'S REVIEW REPORT

I have made a review of the accompanying statement of assets and liabilities, including the portfolio of investments, of The Ehrenkrantz Growth Fund, as of June 30, 2004, and the related statement of operations, the statement of changes in net assets, and the selected per share data and ratios for the six months then ended, in accordance with Statement of Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. All information included in these statements is the representation of the management of The Ehrenkrantz Growth Fund.

A review of interim financial information consists principally of obtaining an understanding of the system for the preparation of interim financial information, applying analytical review procedures to the financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, I do not express such an opinion.

Based upon my review, I am not aware of any material modifications that should be made to the financial statements referred to above for them to be in conformity with generally accepted accounting principles.

I have previously audited, in accordance with generally accepted auditing standards, the statement of assets and liabilities as of December 31, 2002 and the related financial statements for the year then ended (not presented in full herein); and in my report dated February 20, 2003, I expressed an unqualified opinion on those financial statements.

/s/ Roy G Hale

Roy G. Hale

Certified Public Accountant

July 25, 2004

La Plata, Maryland

FUND MANAGEMENT

Information pertaining to the Trustees and Officers of the fund is set forth below. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available upon request, without charge, by calling 1-800-813-1117.

The address of each individual is 410 Park Ave., 7th Floor, New York, NY 10022. Each Trustee serves until the next special shareholders meeting or until his successor is elected and qualified. There is no stated term of office for Trustees.

TRUSTEES WHO ARE "INTERESTED PERSONS" OF THE FUND:

Position(s)

Held with Number of Other

Trust and Date Portfolios Director-

First Elected Principal in Fund ships Held

Name and Age or Appointed to Occupation During Complex Overseen By

at December 31, 2003 Office Past 5 Years By Trustee Trustee

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Joan King, 69 Vice President, Financial Executive 1

Secretary and Ehrenkrantz King

Treasurer Nussbaum, Inc. (an

1987 investment advisor

and broker-dealer)

Fund Investment

Committee Member

Ms. King is an "interested person" of the Fund as defined in the Investment Company Act because she is a shareholder, officer and director of the Advisor.

TRUSTEES WHO ARE "NOT INTERESTED PERSONS" OF THE FUND:

Position(s)

Held with Number of Other

Trust and Date Portfolios Director-

First Elected Principal in Fund ships Held

Name and Age or Appointed to Occupation During Complex Overseen By

at December 31, 2003 Office Past 5 Years By Trustee Trustee

-----------------------------------------------------------------------------------------------

Stanley Brown, 76 Trustee, 1993 Writer 1 None

Arthur Walsh, 53 Trustee, 1986 Financial 1 None

Advisor, Ryan Beck, a

NYSE Member Firm

Vincent E. Jay, 87 Trustee, 1999 Independent 1 None

Investor

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to the Fund's portfolio securities is available (without charge, upon request, by calling 800-813-1117; and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

Investment Advisor:

KN Asset Management, Inc.

410 Park Ave., 7th Floor

New York, NY 10022

President

Irwin Nussbaum

Vice President, Secretary

and Treasurer

Joan King

Transfer Agent:

4020 South 147th Street

Suite 2

Omaha, NE 68137

800-635-3427

Custodian:

Riggs National Bank

Washington, DC

Counsel:

Roberts & Henry

504 Talbot Street

St. Michaels, MD 21663

Independent Auditors:

Roy G. Hale, CPA

624 Clarks Run Road

LaPlata, MD 20646

Item 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (212)786-6920.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of Trustees has determined that it is not necessary for the Fund to have either an audit committee or an audit committee financial expert. This determination was made in light of the Fund's small size and limited complexity of audit issues.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Not applicable.

(b) Not applicable.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)Not applicable

(a)(2)A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2) are filed herewith. Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Ehrenkrantz Trust

By: /s/ Irwin Nussbaum

___________________________

Name: Irwin Nussbaum

Title: President (Principal

Executive Officer)

Date: August 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Irwin Nussbaum

___________________________

Name: Irwin Nussbaum

Title: President (Principal

Executive Officer)

Date: August 31, 2004

By: /s/ Joan King

___________________________

Name: Joan King

Title: Vice President,

Secretary, Treasurer

(Principal Financial

and Accounting Officer

Date: August 31, 2004